Offerings	Oct. 23, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary shares of a par value of $0.0001 per share
Amount Registered | shares	5,700,500
Proposed Maximum Offering Price per Unit	1.59
Maximum Aggregate Offering Price	$ 9,063,795.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 788.55
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement shall also cover any additional ordinary shares of a par value of US$0.0001 each of the Registrant (the “Ordinary Shares”) that become issuable under the 2025 Equity Incentive Plan (the “2025 EIP”) and the 2025 Employee Stock Purchase Plan (the “2025 ESPP”) by reason of any dividend, share split, recapitalization or similar transaction effected without the Registrant’s receipt of consideration which would increase the number of outstanding Ordinary Shares.

Represents Ordinary Shares reserved for issuance under the Registrant’s 2025 EIP.

Estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and 457(h) under the Securities Act, and based upon the average of the high and low prices of the Ordinary Shares, as reported on the Nasdaq Global Market under the symbol “WATR” on October 22, 2026, which was $1.59 per share.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary shares of a par value of $0.0001 per share
Amount Registered | shares	50,000
Proposed Maximum Offering Price per Unit	1.59
Maximum Aggregate Offering Price	$ 79,500.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 6.92
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement shall also cover any additional ordinary shares of a par value of US$0.0001 each of the Registrant (the “Ordinary Shares”) that become issuable under the 2025 Equity Incentive Plan (the “2025 EIP”) and the 2025 Employee Stock Purchase Plan (the “2025 ESPP”) by reason of any dividend, share split, recapitalization or similar transaction effected without the Registrant’s receipt of consideration which would increase the number of outstanding Ordinary Shares.

Represents Ordinary Shares reserved for issuance under the Registrant’s 2025 ESPP.

Estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and 457(h) under the Securities Act, and based upon the average of the high and low prices of the Ordinary Shares, as reported on the Nasdaq Global Market under the symbol “WATR” on October 22, 2026, which was $1.59 per share.